revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2026
revenue from contracts with customers
Schedule of revenues

	June 30,	December 31,
As at (millions)	2026	2025
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,318	$2,399
During the 12-month period ending two years hence	913	972
Thereafter	121	127
	$3,352	$3,498

1	Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.
2	IFRS Accounting Standards require the explanation of when we might expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual duration of contracts with customers does not match their contractual maturities.

Schedule of accounts receivable

		June 30,	December 31,
As at (millions)	Note	2026	2025
Customer accounts receivable		$2,669	$2,809
Allowance for doubtful accounts	4(a)	(126)	(130)
Billed customer accounts receivable, net of allowance for doubtful accounts		2,543	2,679
Accrued receivables – customer		568	658
Billed and unbilled customer accounts receivable, net of allowance for doubtful accounts		3,111	3,337

Accrued receivables – other		408	460
Accounts receivable – current		$3,519	$3,797

Schedule of contract assets

	Three months		Six months
Periods ended June 30 (millions)	2026	2025	2026	2025
Balance, beginning of period	$849	$913	$864	$939
Net additions arising from operations	433	370	865	748
Amounts billed in the period and thus reclassified to accounts receivable	(464)	(421)	(913)	(830)
Change in impairment allowance, net (Note 4(a))	(1)	(1)	(1)	4
Other	—	1	2	1
Balance, end of period [1]	$817	$862	$817	$862
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets			$554	$589
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities (Note 24)			(13)	(17)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets (Note 24)			(108)	(119)
			$433	$453

1Timing of amounts to be billed and thus reclassified to accounts receivable is set out in Note 4(b).